Consolidated balance sheet (USD $)	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 279,131,795
Restricted cash	30,948,702
Trade receivables, net and accrued revenue	1,966,746
Prepaid expenses and other receivables	343,047
Due from related parties	1,639,497
Inventories	1,058,329
Total current assets	315,088,116
Fixed assets
Vessels, net	194,834,866
Vessels under construction	323,206,206
Other fixed assets, net	60,904
Total fixed assets	518,101,976
Other non-current assets
Deferred charges, net	2,555,674
Restricted cash	4,500,000
Total assets	840,245,766
Current liabilities
Trade accounts payable	2,401,456
Accrued expenses	2,196,386
Due to related parties	113,465
Deferred income	554,111
Current portion of long-term debt	9,612,000
Total current liabilities	14,877,418
Long-term liabilities
Long-term debt-net of current portion	119,106,500
Derivative instruments	14,062,416
Total long-term liabilities	133,168,916
Total liabilities	148,046,334
Shareholders' equity
Preferred stock, $.01 par value, 50,000,000 shares authorized, none issued nor outstanding
Common stock, $.01 par value, 450,000,000 shares authorized, 48,365,012 shares issued and outstanding March 31, 2014	483,650
Additional paid-in-capital	688,881,939
Retained earnings	2,833,843
Total shareholders' equity	692,199,432
Total liabilities and shareholders' equity	$ 840,245,766